J.P. Morgan Mortgage Trust 2021-7 ABS-15G

Exhibit 99.14

Rating Agency Grades: 5/4/21

Loan Information			Initial Credit Grades				Initial Compliance Grades				Initial Property Grades				Initial Overall Grades				Final Credit Grades				Final Compliance Grades				Final Property Grades				Final Overall Grades
Loan Number	Alt Loan Number	Note Original Balance	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P
XXXXXXXX	302505110	XXXXXXXX	A	A	A	CA	C	C	C	RC	A	A	A	VA	C	C	C	C	A	A	A	CA	B	B	B	RB	A	A	A	VA	B	B	B	B
XXXXXXXX	302504870	XXXXXXXX	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A
XXXXXXXX	302528876	XXXXXXXX	C	C	C	CC	A	A	A	RA	A	A	A	VA	C	C	C	C	A	A	A	CA	A	A	A	RA	A	A	A	VA	A	A	A	A